Non-Current Assets - Intangibles (Tables)	12 Months Ended
Jun. 30, 2021
Statement [LineItems]
Disclosure of Non-Current Assets - Intangibles

	Patents A$	Intellectual Property Assets A$	Goodwill A$	Total A$
At June 30, 2019
Cost or fair value	1,915,671	25,480,543	109,962	27,506,176
Accumulated amortization	(1,915,671)	(8,643,780)	—	(10,559,451)

Net book amount	—	16,836,763	109,962	16,946,725

Fiscal Year ended June 30, 2020
Opening net book amount	—	16,836,763	109,962	16,946,725
Exchange difference	—	178,458	—	178,458
Amortization charge	—	(1,930,376)	—	(1,930,376)

Closing net book amount	—	15,084,845	109,962	15,194,807

At June 30, 2020
Cost or fair value	1,915,671	25,730,602	109,962	27,756,235
Accumulated amortization	(1,915,671)	(10,645,757)	—	(12,561,428)

Net book amount	—	15,084,845	109,962	15,194,807
Fiscal Year ended June 30, 2021
Opening net book amount	—	15,084,845	109,962	15,194,807
Exchange difference	—	(481,492)	—	(481,492)
Amortization charge	—	(1,866,067)	—	(1,866,067)

Closing net book amount	—	12,737,286	109,962	12,847,248

At June 30, 2021
Cost or fair value	1,915,671	24,880,102	109,962	26,905,735
Accumulated amortization	(1,915,671)	(12,142,816)	—	(14,058,487)
Net book amount	—	12,737,286	109,962	12,847,248